Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Current and Non-current Contract Liabilities

Current contract liabilities:

	31 December	31 December
	2020	2019
Contract liabilities	315,070	290,408
	315,070	290,408

Non-current contract liabilities:

	31 December	31 December
	2020	2019
Contract liabilities	164,764	141,890
	164,764	141,890

Summary of Unsatisfied Performance Obligation of Contract Liabilities	The following table shows unsatisfied performance obligation result as of 31 December 2020;

31 December 2020
Telecommunications service	900,816
Equipment revenues	423,948
Total	1,324,764